Fair Value Measurements - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002 | Level 1 and Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of investments significant transfers between level 1 and level 2	$ 0